Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	€ 5,618	€ 5,436	[1]	€ 8,484	[1]
Attributable to equity holders of Sanofi	5,560	5,400	[1]	8,371	[1]
Attributable to non-controlling interests	58	36	[1],[2]	113	[1],[2]
Other comprehensive income:
Actuarial gains/(losses)	11	(168)		622
Change in fair value of equity instruments included in financial assets and financial liabilities	(20)	97		13
Tax effects	(18)	(6)		(204)
Items not subsequently reclassifiable to profit or loss (a)	(27)	(77)		431
Change in fair value of debt instruments included in financial assets	5	21		(77)
Change in fair value of cash flow hedges	(6)	(1)		7
Change in currency translation differences	2,470	(1,462)		2,332
Tax effects	19	(6)		105
Items subsequently reclassifiable to profit or loss(e)	2,488	(1,448)		2,367
Other comprehensive income from continuing operations	2,461	(1,525)		2,798
Other comprehensive income from discontinued operations	(29)	(78)		(34)
Comprehensive income	8,050	3,833		11,248
Attributable to equity holders of Sanofi	7,970	3,810		11,130
Comprehensive income, attributable to owners of parent, continuing operations	7,958	3,567		10,768
Attributable to non-controlling interests	80	23		118
Comprehensive income, attributable to owners of parent, discontinued operations	€ 12	€ 243		€ 362

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).